Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nature of Expenses [Line Items]
Expenses	$ 569	$ 278	$ 132
Percentage of research and development expenses	16.00%	2.00%
Selling expense	$ 11,200	$ 8,300
Percentage of selling and marketing expenses	44.00%	47.00%
Percentage of general and administrative expenses	1.00%	68.00%
One time expenses		$ 3,700
GPS acquisition [member]
Nature of Expenses [Line Items]
Expenses		5,700
Research and Development Expenses [Member]
Nature of Expenses [Line Items]
Expenses	$ 900	100
General and Administrative Expenses [Member]
Nature of Expenses [Line Items]
Expenses	300
Professional Fees [Member]
Nature of Expenses [Line Items]
Expenses	$ 1,200	$ 9,400